Business Combination - Summary of Provisional Allocation of Fair Value of Assets and Liabilities as at Date of Acquisition (Detail) - Sinopower ¥ in Thousands	Jun. 20, 2023 CNY (¥)
Disclosure of detailed information about business combination [line items]
Total cash consideration	¥ 43,567
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	9,519
Inventories, trade receivables and other current assets	34,455
Intangible assets	11,451
Other non-current assets	5,261
Total assets acquired	60,686
Interest-bearing bank borrowings	(15,343)
Trade payables, lease liabilities and other payables	(41,215)
Deferred tax liabilities	(1,691)
Total liabilities assumed	(58,249)
Net assets acquired	2,437
Non-controlling interests	608
Goodwill on acquisition	¥ 40,522